Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 159,504,046.18
Previously Paid Amount	0.00
Total Fee Amount	22,027.51
Total Offset Amount	0.00
Net Fee	$ 22,027.51
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false